Acquisitions and License Agreements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended				0 Months Ended	3 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended			60 Months Ended		12 Months Ended		60 Months Ended	12 Months Ended		60 Months Ended	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Oct. 01, 2012 CNS Therapeutics, Inc.	Oct. 01, 2012 Specialty Pharmaceuticals CNS Therapeutics, Inc.	Dec. 27, 2013 Specialty Pharmaceuticals CNS Therapeutics, Inc.	Dec. 28, 2012 Specialty Pharmaceuticals CNS Therapeutics, Inc.	Sep. 27, 2013 Specialty Pharmaceuticals CNS Therapeutics, Inc.	Oct. 01, 2012 Specialty Pharmaceuticals CNS Therapeutics, Inc. In-process research and development	Sep. 27, 2013 Specialty Pharmaceuticals Exalgo Licensing Agreements	Sep. 28, 2012 Specialty Pharmaceuticals Exalgo Licensing Agreements	Sep. 30, 2011 Specialty Pharmaceuticals Exalgo Licensing Agreements	Sep. 27, 2013 Specialty Pharmaceuticals Exalgo Licensing Agreements	Sep. 27, 2013 Specialty Pharmaceuticals Exalgo Licensing Agreements Finite-Lived Intangible Assets	Sep. 27, 2013 Specialty Pharmaceuticals Depomed Licensing Agreements	Sep. 30, 2011 Specialty Pharmaceuticals Depomed Licensing Agreements	Sep. 27, 2013 Specialty Pharmaceuticals Depomed Licensing Agreements	Sep. 27, 2013 Specialty Pharmaceuticals Pennsaid Licensing Agreements	Sep. 28, 2012 Specialty Pharmaceuticals Pennsaid Licensing Agreements	Sep. 27, 2013 Specialty Pharmaceuticals Pennsaid Licensing Agreements	Sep. 28, 2012 Specialty Pharmaceuticals Roxicodone	Sep. 27, 2013 Specialty Pharmaceuticals Roxicodone
Business Acquisition [Line Items]
Total consideration															$ 95.0
Cash payment, net of cash acquired	0					88.1					88.1	0	0		88.1
Plus: cash assumed in acquisition															3.6
Contingent consideration														6.9	6.9
Contingent consideration, potential maximum														9.0	9.0
Estimated cost to complete in-process research																			18.0
Assumptions used calculating in-process research and development, discount rate															35.00%
Net sales	540.2	545.2	570.0	[1]	585.3	504.0	513.1	516.3	523.1	503.7	2,204.5	2,056.2	2,021.8			7.6	6.5	29.2														8.4
Payment to acquire intangible assets											0	13.2	0																		13.2
Contingent payment, maximum additional amount																				73.0					64.0			120.0
Milestone payments																							65.0	55.0	5.0	0	7.0			15.0
Royalties paid																				$ 24.0	$ 16.1	$ 5.5					$ 0	$ 3.9	$ 7.5

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.